Average Annual Total Returns{- Fidelity® Nordic Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Nordic Fund	Fidelity Nordic Fund-Default Return Before Taxes Past 1 year	Fidelity Nordic Fund-Default Return Before Taxes Past 5 years	Fidelity Nordic Fund-Default Return Before Taxes Past 10 years	Fidelity Nordic Fund-Default After Taxes on Distributions Past 1 year	Fidelity Nordic Fund-Default After Taxes on Distributions Past 5 years	Fidelity Nordic Fund-Default After Taxes on Distributions Past 10 years	Fidelity Nordic Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Nordic Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Nordic Fund-Default After Taxes on Distributions and Sales Past 10 years	FT126 Past 1 year	FT126 Past 5 years	FT126 Past 10 years
Total	17.22%	6.88%	9.26%	15.93%	5.84%	8.45%	11.01%	5.33%	7.49%	21.44%	6.53%	8.14%